Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net Loss	$ (1,862,284)	$ (110,328)	$ (126,714)
Adjustments for non-cash items:
Depreciation and amortization	266,819	261,372	268,166
Unrealized foreign exchange loss / (gain)	(44,157)	4,383	(5,450)
Deferred tax benefit	(82,876)	(96,993)	(61,142)
Interest expense / (income), net	24,394	74,282	12,492
Share based compensation	62,354	101,770	0
Other (income) / expense, net	(45,489)	(232,539)	21,957
Impairment expense on intangible assets	1,887,223	324,145	130,420
Allowance for credit losses and other	35,541	15,102	54,217
Gain on disposal of subsidiaries and other assets, net	1,359	0	(13,137)
Non-cash lease expense	7,034	9,523	10,562
Movements in working capital:
Accounts receivable, net	(34,224)	(42,592)	(46,493)
Prepaid expenses, other current assets, and related party receivables	(13,085)	3,456	18,171
Settlement receivables, net	(11,978)	58,896	37,640
Accounts payable, other liabilities, and related party payables	17,400	(25,733)	(27,767)
Funds payable and amounts due to customers	698,855	(95,890)	135,037
Income tax payable / (receivable)	17,192	(24,386)	1,150
Net cash flows provided by operating activities	924,078	224,468	409,109
Cash flows from investing activities
Purchase of property, plant & equipment	(4,543)	(5,616)	(5,386)
Purchase of merchant portfolios	(56,438)	(63,906)	(21,047)
Purchase of other intangible assets	(89,065)	(78,227)	(60,486)
Acquisition of businesses, net of cash acquired	(424,722)	(263,520)	(9,180)
Net cash inflow (outflow) on disposal of subsidiaries	(826)	0	(44,877)
Net cash flows used in investing activities	(575,594)	(411,269)	(51,222)
Cash flows from financing activities
Cash settled equity awards	(990)	0	0
Repurchases of shares withheld for taxes	(6,937)	0	0
Proceeds from exercise of warrants	3	0	0
Net cash inflow from reorganization and recapitalization	0	1,167,874	0
Payment of equity issuance costs	0	(151,722)	0
Repurchases of borrowings	(45,511)	0	0
Proceeds from loans and borrowings	120,669	2,962,112	270,481
Repayment of loans and borrowings	(148,919)	(3,433,206)	(361,991)
Cash outflow on foreign exchange forward contract	0	(6,504)	0
Payment of debt issuance costs	(6,781)	(7,077)	0
Proceeds under line of credit	796,600	600,000	353,867
Repayments under line of credit	(771,600)	(600,000)	(328,230)
Receipts / (payments) under derivative financial instruments	137	(48,457)	(3,907)
Contingent consideration received	2,621	7,942	0
Contingent consideration paid	(19,834)	(7,681)	(5,689)
Net cash flows provided by / (used in) financing activities	(80,542)	483,281	(75,469)
Effect of foreign exchange rate changes	(112,465)	(88,614)	99,073
Increase / (decrease) in cash and cash equivalents, including customer accounts and other restricted cash, net during the year	155,477	207,866	381,491
Cash and cash equivalents, including customer accounts and other restricted cash, net at beginning of the year	1,971,718	1,763,852	1,382,361
Cash and cash equivalents, including customer accounts and other restricted cash, net at end of the year	2,127,195	1,971,718	1,763,852
Supplemental cash flow disclosures:
Cash paid for interest	102,230	91,545	154,373
Cash paid for Income taxes, net	(13,182)	36,269	793
Cash and cash equivalents	260,219	313,439	387,616
Customer accounts and other restricted cash, net	1,866,976	1,658,279	1,376,236
Total cash and cash equivalents, including customer accounts and other restricted cash, net	$ 2,127,195	$ 1,971,718	$ 1,763,852